Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Information
5.	Segment Information
The Group identifies operating segments based on the internal report regularly reviewed by the Group’s Chief Operating Decision Maker to make decisions about resources to be allocated to segments and assess performance. An operating segment of the Group is a component for which discrete financial information is available. The Chief Operating Decision Maker has been identified as the Company’s board of directors. No operating segments have been aggregated to form the reportable segments.
In 2018, the Group changed its operating segment from one component to two components as its budget has been prepared based on the Core business and Strategic business and as the Company’s board of directors changed the unit of components to assess the performance of the Group from a single segment to two segments, Core business segment and Strategic business segment.
Under the corporate strategy to allocate the resources generated from the Core business to the Strategic business, the Company’s board of directors individually assesses the business performance of the Core business based on the growth of revenue and profitability and of the Strategic business based on profitability as well as important non-financial
KPIs such as the expansion of user base.

(1)	Description of Reportable Segments
The Group’s reportable segments are as follows:

Core business segment
Core business segment mainly consists of advertising service, communication and content. Advertising services mainly include display advertising, account advertising, and other advertising. Display advertising provides advertisements on services such as LINE NEWS. Account advertising mainly includes LINE Official Accounts and Sponsored Stickers. Other advertising mainly includes advertisements on services such as livedoor Blog, NAVER Matome and advertisements appearing on LINE Part-Time Job. Communication mainly includes LINE Stickers. Content mainly includes LINE GAME.

Strategic business segment	Strategic business segment consists of Fintech services such as LINE Pay service, and other services such as AI, LINE Friends, and E-commerce.

(2)	Profit or Loss for the Group’s reportable segments
The Group’s operating profit for each segment is prepared in the same method as the consolidated financial statements, except that certain items such as other operating income and share-based compensation expenses are included in corporate adjustments. Also, IT development expenses and indirect expenses such as department management fees are allocated based on the information such as the hours of service provided, the number of server infrastructures used to provide the service, or the percentage of revenues. As the Company’s board of directors uses the information after eliminating intercompany transactions for their performance assessment, there is no adjustment between segments.

From the fiscal year of 2018, the Group divided its operating segment into Core business segment and Strategic business segment, as the Company’s board of directors assesses performance based on these components. From the annual reporting period ended December 31, 2018, the Group monitors its profit and loss by segment. The profit and loss of each segment for the annual reporting period ended December 31, 2017 was prepared mainly based on the same method as in fiscal year 2018 and 2019 where practicable and adjusted accordingly.
For the year ended December 31, 2017

				(In millions of yen)
	Reportable segments			Corporate adjustments (1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers (2)	149,156	17,991	167,147	—	167,147
Segment profit/(loss) (3)	34,250	(17,674)	16,576	8,502	25,078
Depreciation and amortization expenses	6,252	897	7,149	—	7,149

(1)	Corporate adjustments mainly include other operating income and share-based compensation expenses.
(2)	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the years ended December 31, 2018 and 2019.
(3)	The amount of “Segment profit/(loss)” is equivalent to profit/(loss) from operating activities on the Consolidated Statement of Profit or Loss.

For the year ended December 31, 2018

				(In millions of yen)

	Reportable segments			Corporate adjustments (1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers	178,398	28,784	207,182	—	207,182
Segment profit/(loss) (2)	26,559	(34,931)	(8,372)	24,482	16,110
Depreciation and amortization expenses	8,832	2,303	11,135	—	11,135

(1)	Corporate adjustments mainly include other operating income and share-based compensation expenses.
(2)	The amount of “Segment profit/(loss)” is equivalent to profit/(loss) from operating activities on the Consolidated Statement of Profit or Loss.
For the year ended December 31, 2019

				(In millions of yen)

	Reportable segments			Corporate adjustments (1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers	196,711	30,774	227,485	—	227,485
Segment profit/(loss) (2)	31,584	(66,557)	(34,973)	(4,024)	(38,997)
Depreciation and amortization expenses	14,573	8,164	22,737	—	22,737

(1)	Corporate adjustments mainly include other operating income, share-based compensation expenses and a cost arisen from cancellation of system development.
(2)	The amount of “Segment profit/(loss)” is equivalent to profit/(loss) from operating activities on the Consolidated Statement of Profit or Loss.
The reconciliation of Segment profit/(loss) to the profit/(loss) before tax from continuing operations is as follows:

		(In millions of yen)

	2017	2018	2019
Segment profit/(loss)	25,078	16,110	(38,997)
Finance income	257	413	512
Finance costs	(26)	(519)	(1,980)
Share of loss of associates and joint ventures	(6,321)	(11,148)	(13,412)
Loss on foreign currency transactions, net	(818)	(902)	(72)
Other non-operating income	1,963	869	3,878
Other non-operating expenses	(1,988)	(1,469)	(1,545)

Profit/(loss) before tax from continuing operations	18,145	3,354	(51,616)

The above items are not allocated to individual segments as these are managed on an overall group basis.

(3)	Revenues from Major Services
The Group’s revenues from continuing operations from its major services for the years ended December 31, 2017, 2018 and 2019 are as follows. Revenues for the years ended December 31, 2017 is presented using IAS 18 as the Group uses the modified retrospective method in the adoption of IFRS 15.
Revenues recognized at a point in time mainly consist of revenues from LINE Friends.

	(In millions of yen)

	2017	2018	2019
Core business
Advertising
Display advertising (1)	26,609	36,221	49,655
Account advertising (2)	38,929	56,714	62,654
Other advertising (3)	10,433	15,302	12,533

Sub-total	75,971	108,237	124,842

Communication, content, and others
Communication (4)	30,225	28,527	28,319
Content (5)	40,144	38,237	38,344
Others	2,816	3,397	5,206

Subtotal	73,185	70,161	71,869

Core business total	149,156	178,398	196,711

Strategic business
Friends (6)	12,299	19,579	19,189
Others (7)	5,692	9,205	11,585

Strategic business total	17,991	28,784	30,774

Total	167,147	207,182	227,485

(1)	Revenues from display advertising primarily consisted of fees from advertisement on services such as Timeline, Smart Channel and LINE NEWS.
(2)	Revenues from account advertising primarily consisted of fees from LINE Official Accounts, Sponsored Stickers and LINE Points.
(3)	Revenues from other advertising were mainly attributable to advertising revenue from livedoor, NAVER Matome and LINE Part-Time Job.
(4)	Revenues from communication were mainly attributable to sales of LINE Stickers and Creator Stickers.
(5)	Revenues from content primarily consisted of sales of LINE GAME’s virtual items.
(6)	Friends primarily consisted of revenues from sales of character goods.
(7)
Others for the year ended December 31, 2017 and 2018 primarily consisted of revenues from LINE Mobile service and
E-commerce.
Others for the year ended December 31, 2019 primarily consisted of revenue from E-commerce.

(4)	Geographic Information
Revenues from external customers
Revenues from external customers classified by country or region were based on the locations of customers. Revenues attributable to communication and content have been classified based on the geographical location of the end users. Revenues attributable to advertising have been classified based on the geographical locations where the services were provided.

	(In millions of yen)

	2017	2018	2019
Japan (country of domicile)	121,283	148,260	166,469
Taiwan	16,630	18,593	21,923
Others	29,234	40,329	39,093

Total	167,147	207,182	227,485

Non-current
operating assets
Non-current
operating assets mainly consist of
right-of-use
assets, property and equipment and intangible assets.

	(In millions of yen)

	December 31, 2018	December 31, 2019
Japan (country of domicile)	34,502	76,756
Korea	5,310	10,778
Others	7,946	18,151

Total	47,758	105,685

(5)	Major Customers
No single customer accounted for 10 percent or more of the Group’s total revenues for the years ended December 31, 2017, 2018 and 2019.